Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Intangible Assets [Line Items]
Less: accumulated amortization and impairment	$ (1,672)	$ (106)
Intangible assets	477	2,043
Methylation pipeline [Member]
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Intangible Assets [Line Items]
Gross intangible assets	592	592
Underwriting API [Member]
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Intangible Assets [Line Items]
Gross intangible assets	840	840
Longevity API [Member]
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Intangible Assets [Line Items]
Gross intangible assets	$ 717	$ 717